SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concessions (Details)	12 Months Ended
Dec. 31, 2018
Concessions
Period for revision and adjustment of rates	4 years
RAP review period	5 years
Minimum
Concessions
Duration of concession agreements signed with Brazilian Federal Government	20 years
Maximum
Concessions
Duration of concession agreements signed with Brazilian Federal Government	35 years